Liquidity - Additional Information (Details)														3 Months Ended						12 Months Ended					18 Months Ended
	Jan. 01, 2021 USD ($) Facility	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Oct. 02, 2018	Oct. 01, 2018 $ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 08, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2021 USD ($) Facility $ / shares	Dec. 31, 2020 USD ($) Facility Business $ / shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Facility Business $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($) Facility Business	May 14, 2021 USD ($)	Feb. 01, 2019 USD ($)
Liquidity [Line Items]
Unrestricted cash														$ 6,200,000	$ 4,200,000						$ 4,200,000				$ 4,200,000
Positive cash flow from continuing operations														2,408,000		$ 270,000					2,451,000	$ 3,048,000
Accounts receivable, allowance														72,000	1,381,000		$ 615,000				1,381,000	615,000			1,381,000
Accounts receivable, net of allowance of $1,381 and $615														1,851,000	2,100,000		963,000				2,100,000	963,000			2,100,000
Undeclared preferred stock dividends arrears		$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,250,000			$ 1,912,000	$ 1,912,000		$ 1,912,000		$ 2,249,000		$ 2,249,000	$ 2,249,000	$ 1,912,000		$ 8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Dividends paid, preferred stock | $ / shares		$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80			$ 0.68	$ 0.68		$ 0.68		$ 0.80		$ 0.80	$ 0.80	$ 0.68		$ 3.20	$ 3.20	$ 2.84
Total indebtedness														54,433,000	$ 54,439,000						$ 54,439,000				54,439,000
Net of deferred financing and unamortized discounts, in indebtedness														1,200,000	1,400,000						1,400,000				1,400,000
Debt repayments of principal in next 12 months, amortization														$ 2,700,000	$ 2,300,000						$ 2,300,000				$ 2,300,000
Number of facilities | Facility														24	24						24				24
Operating lease non payment of rent amount																											$ 2,700,000
Number of leased facility | Facility	1
Percentage of base rent to adjusted earnings before interest, depreciation, amortization and rent																									80.00%
Property management fee, percentage																					5.00%
Expected cash flow from subrental income from lease																					$ 2,600,000
Non-recurring cash receipts from prior year payment plans related to rent arrears																					800,000
Final payment received related to prior year payment plans														$ 100,000
Net of deferred financing and unamortized discounts, in indebtedness														1,200,000	$ 1,400,000						1,400,000				$ 1,400,000
Scenario Forecast
Liquidity [Line Items]
Prior leases contracted cash rent																				$ 3,700,000
Powder Springs Facility
Liquidity [Line Items]
Variable rent recognized														$ 400,000
P S Sublease | Powder Springs Facility
Liquidity [Line Items]
Maximum adjusted EBITDAR for counterparty to not pay any base rent	$ 0																				0
Conditional reimbursement of base rent to counterparty, maximum adjusted EBITDAR	0																				0
Minimum required monthly average adjusted cash flows of counterparty for non-termination of sublease	100,000																				$ 100,000
Wellington Lease Termination
Liquidity [Line Items]
Transition Date														Jan. 01, 2021
Bed Taxes	1,700,000													$ 1,700,000
Percentage of anticipated annual revenue																					23.00%
Estimated allowance of rent receivable																					$ 1,400,000
Rent receivable															2,700,000						2,700,000				2,700,000
Accounts receivable														3,100,000
Bed Taxes														1,000,000							1,700,000
Rent arrears already collected														1,300,000							1,300,000
Wellington Lease Termination | Subsequent Event
Liquidity [Line Items]
Bed Taxes	$ 1,700,000
Wellington Tenant | Subsequent Event
Liquidity [Line Items]
Cash rent																										$ 500,000
Other Non Routine Debt
Liquidity [Line Items]
Debt repayments of principal in next 12 months, amortization															1,400,000						1,400,000				1,400,000
Routine Debt
Liquidity [Line Items]
Debt repayments of principal in next 12 months, amortization														1,500,000	800,000						800,000				800,000
Bond Debt
Liquidity [Line Items]
Debt repayments of principal in next 12 months, amortization														100,000	$ 100,000						100,000				$ 100,000
Current Maturities of Other Debt
Liquidity [Line Items]
Debt repayments of principal in next 12 months, amortization														1,100,000
Current Maturities of Other Debt | Tara
Liquidity [Line Items]
Debt repayments of principal in next 12 months, amortization														400,000
Series A Preferred Stock
Liquidity [Line Items]
Undeclared preferred stock dividends arrears												$ 30,100,000		$ 30,100,000							$ 27,900,000
Increase of preferred stock dividend rate								12.875%	12.875%			12.875%									12.875%
Dividends paid, preferred stock | $ / shares									$ 3.20					$ 0		$ 0					$ 2.72
Increase of preferred dividends rate per share unpaid and undeclared | $ / shares												$ 3.20
Wellington
Liquidity [Line Items]
Number of operators | Facility															1						1				1
GEORGIA
Liquidity [Line Items]
Number of facilities | Facility															2						2				2
Operating lease non payment of rent amount															$ 2,700,000						$ 2,700,000				$ 2,700,000
COVID-19
Liquidity [Line Items]
Rent arrears recorded in accounts receivable net of allowance																					1,300,000,000
Accounts receivable, allowance															1,400,000,000						1,400,000,000				1,400,000,000
Accounts receivable, net of allowance of $1,381 and $615															$ 2,700,000,000						$ 2,700,000,000				$ 2,700,000,000
COVID-19 | Wellington
Liquidity [Line Items]
Number of operators | Business															1						1				1